Financial Instruments - Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key inputs used in investor option liability valuation
Impairment loss for available-for-sale investments	$ 0.0	$ 4.8	$ 0.0
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Impairment loss for available-for-sale investments	$ 0.0	$ 4.8	$ 0.0